Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Assets	$ 45,669,450,738	$ 42,762,237,350
Liabilities	37,909,826,374	34,807,330,995
Shareholders’ Equity	7,759,624,364	7,954,906,355	$ 5,778,705,146	$ 5,431,044,688
Net Income for the Year	212,612,039	2,115,280,318	$ 965,874,168
Banco de Galicia y Buenos Aires S.A.
Disclosure of subsidiaries [line items]
Assets	36,595,915,549	28,481,203,198
Liabilities	30,577,566,473	22,696,983,427
Shareholders’ Equity	6,018,349,076	5,784,219,771
Net Income for the Year	(95,790,639)	1,783,832,873
Banco GGAL S.A.
Disclosure of subsidiaries [line items]
Assets		7,429,115,223
Liabilities		5,480,336,732
Shareholders’ Equity		1,948,778,491
Net Income for the Year		(215,400,361)
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Assets	125,322,634	112,412,994
Liabilities	37,764,945	41,950,708
Shareholders’ Equity	87,557,689	70,462,286
Net Income for the Year	126,697,506	89,781,445
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Assets	6,887,205	3,753,056
Liabilities	2,687,921	1,259,917
Shareholders’ Equity	4,199,284	2,493,139
Net Income for the Year	5,715,161	3,283,102
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Assets	5,621,487	4,900,853
Liabilities	2,640,303	1,973,108
Shareholders’ Equity	2,981,184	2,927,745
Net Income for the Year	53,439	(1,652,530)
Galicia Holding US Inc.
Disclosure of subsidiaries [line items]
Assets	7,201,874	6,787,353
Liabilities	0	0
Shareholders’ Equity	7,201,874	6,787,353
Net Income for the Year	414,522	(2,509,086)
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Assets	73,654	32,068
Liabilities	0	0
Shareholders’ Equity	73,654	32,068
Net Income for the Year	148	(15,600)
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Assets	8,308,805	8,055,000
Liabilities	5,841,278	7,485,516
Shareholders’ Equity	2,467,527	569,484
Net Income for the Year	791,225	(1,681,651)
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Assets	362,071,946	215,947,948
Liabilities	277,976,154	166,666,142
Shareholders’ Equity	84,095,792	49,281,806
Net Income for the Year	34,813,987	31,914,465
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Assets	110,153,718	64,960,593
Liabilities	56,099,439	32,797,850
Shareholders’ Equity	54,054,279	32,162,743
Net Income for the Year	20,743,743	4,008,182
Galicia Ventures Corp.
Disclosure of subsidiaries [line items]
Assets	14,594
Liabilities	0
Shareholders’ Equity	14,594
Net Income for the Year	0
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Assets	7,365,435	3,206,817
Liabilities	0	0
Shareholders’ Equity	7,365,435	3,206,817
Net Income for the Year	14,834	(1,365,943)
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Assets	15,827,703	16,303,577
Liabilities	5,205,710	5,124,920
Shareholders’ Equity	10,621,993	11,178,657
Net Income for the Year	700,183	1,362,198
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of subsidiaries [line items]
Assets		29,789,029
Liabilities		6,311,998
Shareholders’ Equity		23,477,031
Net Income for the Year		835,691
GGAL Holdings S.A.
Disclosure of subsidiaries [line items]
Assets		2,146,958,968
Liabilities		5,198,406
Shareholders’ Equity		2,141,760,562
Net Income for the Year		(225,033,689)
GGAL Participaciones S.A.U.
Disclosure of subsidiaries [line items]
Assets		9,635,523
Liabilities		2,360,871
Shareholders’ Equity		7,274,652
Net Income for the Year		(3,509,470)
GGAL Seguros de Personas S.A.
Disclosure of subsidiaries [line items]
Assets	336,166,663	313,541
Liabilities	268,797,840	244,479
Shareholders’ Equity	67,368,823	69,062
Net Income for the Year	(1,693,759)	9,091
GGAL Seguros de Retiro S.A.
Disclosure of subsidiaries [line items]
Assets	483,405,197	464,620
Liabilities	430,930,768	419,142
Shareholders’ Equity	52,474,429	45,478
Net Income for the Year	6,996,820	3,639
IGAM LLC
Disclosure of subsidiaries [line items]
Assets	23,701,651	27,092,625
Liabilities	4,136	3,849
Shareholders’ Equity	23,697,515	27,088,776
Net Income for the Year	(3,391,252)	(15,338,391)
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Assets	170,262,880	165,935,404
Liabilities	157,700,445	153,787,880
Shareholders’ Equity	12,562,435	12,147,524
Net Income for the Year	(5,048,364)	(10,053,263)
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Assets	5,375,450	2,964,575
Liabilities	3,345,514	340,055
Shareholders’ Equity	2,029,936	2,624,520
Net Income for the Year	(1,081,781)	147,837
INVIU Management Investment Ltd.
Disclosure of subsidiaries [line items]
Assets	1,348,906	160,529
Liabilities	1,103,490	30,559
Shareholders’ Equity	245,416	129,970
Net Income for the Year	(714,373)	(5,094)
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Assets	111	104
Liabilities	0	0
Shareholders’ Equity	111	104
Net Income for the Year	32	89
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Assets	1,631,387	897,252
Liabilities	260,917	234,400
Shareholders’ Equity	1,370,470	662,852
Net Income for the Year	(951,980)	(174,657)
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Assets	868,177	336,377
Liabilities	617,912	203,489
Shareholders’ Equity	250,265	132,888
Net Income for the Year	149,247	125,982
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Assets	11,809,734	4,047,437
Liabilities	6,974,633	2,038,544
Shareholders’ Equity	4,835,101	2,008,893
Net Income for the Year	2,826,208	3,886
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Assets	2,950,260,726	2,124,168,495
Liabilities	2,703,596,949	2,013,490,846
Shareholders’ Equity	246,663,777	110,677,649
Net Income for the Year	99,421,998	66,902,317
NHI(UK) Limited
Disclosure of subsidiaries [line items]
Assets	27,527,479	27,175,576
Liabilities	107,616	0
Shareholders’ Equity	27,419,863	27,175,576
Net Income for the Year	(1,603,099)	78,403
N-xers S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	29,701,562	27,176,226
Liabilities	837,811	0
Shareholders’ Equity	28,863,751	27,176,226
Net Income for the Year	1,688,176	53,459
Seguros Galicia S.A.
Disclosure of subsidiaries [line items]
Assets	342,865,025	335,598,896
Liabilities	311,147,808	320,109,190
Shareholders’ Equity	31,717,217	15,489,706
Net Income for the Year	9,824,582	(29,378,034)
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Assets	218,907,328	54,814,230
Liabilities	328,080	1,447,872
Shareholders’ Equity	218,579,248	53,366,358
Net Income for the Year	43,494,580	(21,852,996)
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Assets	4,555,797,354	4,547,310,253
Liabilities	3,800,129,509	3,670,485,904
Shareholders’ Equity	755,667,845	876,824,349
Net Income for the Year	(42,398,661)	244,042,332
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Assets	1,032,412,613	1,061,335,980
Liabilities	15,113,522	25,008,180
Shareholders’ Equity	1,017,299,091	1,036,327,800
Net Income for the Year	59,729,135	307,039,880
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Assets	1,315,187	135
Liabilities	1,155,068	0
Shareholders’ Equity	160,119	135
Net Income for the Year	160,016	21
Vestly Capital LLC
Disclosure of subsidiaries [line items]
Assets	729,681
Liabilities	0
Shareholders’ Equity	729,681
Net Income for the Year	1,223
Vestly Group Corp.
Disclosure of subsidiaries [line items]
Assets	729,681
Liabilities	0
Shareholders’ Equity	729,681
Net Income for the Year	16,449
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Assets	107	99
Liabilities	0	0
Shareholders’ Equity	107	99
Net Income for the Year	31	86
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Assets	952,118	95,397
Liabilities	302,260	28,712
Shareholders’ Equity	649,858	66,685
Net Income for the Year	$ 1,283,018	$ 60,016